Michael J. Mazza Assistant General Counsel and Assistant Secretary 720 E. Wisconsin Avenue Milwaukee, WI 53202-4797 414-665-2052 office 414-665-7016 fax michaelmazza@northwesternmutual.com

May 4, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	NML Variable Annuity Account B

Post-Effective Amendment No. 87 to

Form N-4 Registration Statement

File No. 002-29240 and 811-01668

EDGAR CIK: 0000072176

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated May 1, 2017 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 87 (the “Amendment”) to the Registration statement on Form N-4. The Registration Statement was filed electronically with the Securities and Exchange Commission with a filing date of April 28, 2017.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ MICHAEL J. MAZZA

Michael J. Mazza
Assistant General Counsel &
Assistant Secretary